JPMORGAN TRUST I

J.P. Morgan U.S. Equity Funds

JPMorgan Disciplined Equity Fund

JPMorgan Dynamic Growth Fund

JPMorgan Equity Focus Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Value Fund

JPMorgan U.S. Equity Fund

JPMorgan Value Advantage Fund

JPMORGAN TRUST II

J.P. Morgan U.S. Equity Funds

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Value Fund

J.P. MORGAN MUTUAL FUND

INVESTMENT TRUST

J.P. Morgan U.S Equity Funds

JPMorgan Growth Advantage Fund

(Applicable Shares Described Below)

Supplement dated September 8, 2016

to the Prospectuses and Summary Prospectuses dated November 1, 2015, as supplemented

As described below, certain fees and expense caps for the Funds listed above (each, a “Fund” and collectively, the “Funds”) will be revised. The effective date for each change is also described below.

Class R2 Shares Expense Cap Changes

The Expense Caps for the Class R2 Shares of the JPMorgan Intrepid America Fund, JPMorgan Intrepid Growth Fund, JPMorgan Intrepid Value Fund, JPMorgan Large Cap Growth Fund, JPMorgan Large Value Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Small Cap Value Fund, and JPMorgan U.S. Equity Fund will be increased as noted below. However, the current expense caps for these Funds will temporarily supersede the new higher expense caps through 4/2/17. Those current expense caps are also described below.

Effective 11/1/16, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described in the Fund’s prospectus, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following amounts of the average daily net assets of Class R2 Shares of each Fund (“Class R2 Expense Cap”):

Fund	11/1/16 Contractual Class R2 Expense Cap
JPMorgan Intrepid America Fund	1.30%
JPMorgan Intrepid Growth Fund	1.18%
JPMorgan Intrepid Value Fund	1.18%
JPMorgan Large Cap Growth Fund	1.40%
JPMorgan Large Cap Value Fund	1.30%
JPMorgan Mid Cap Growth Fund	1.49%
JPMorgan Small Cap Value Fund	1.61%
JPMorgan U.S. Equity Fund	1.26%

These waivers will remain in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

SUP-USEQ-916

Until 4/3/17, however, the Class R2 Expense Caps will continue to be the following:

Fund	Class R2 Expense Cap Through 4/2/17
JPMorgan Intrepid America Fund	1.29%
JPMorgan Intrepid Growth Fund	1.17%
JPMorgan Intrepid Value Fund	1.08%
JPMorgan Large Cap Growth Fund	1.30%
JPMorgan Large Cap Value Fund	1.20%
JPMorgan Mid Cap Growth Fund	1.40%
JPMorgan Small Cap Value Fund	1.50%
JPMorgan U.S. Equity Fund	1.19%

Other Fee Changes

Effective November 1, 2016, additional fee changes will be made.

For the following Funds, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of certain classes as described below (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the percentages of the class’ average daily net assets as listed below (“New Contractual Expense Cap”). The Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

JPMorgan Disciplined Equity Fund

The Fund will be revising its sector level and stock level constraints. The Fund’s adviser believes these adjustments will make the Fund less volatile relative to its benchmark, the Standard and Poor’s 500 Composite Stock Price Index (S&P 500 Index). In connection with this change, the expense caps of the Fund’s Class A, Select Class and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.60%
Select Class	0.35%
Class R6	0.25%

JPMorgan Dynamic Growth Fund

The expense caps of the Fund’s Class A, Class C, Select Class and Class R5 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.15%
Class C	1.65%
Select Class	0.90%
Class R5	0.70%

JPMorgan Equity Focus Fund

The Management Fees of the Fund will decrease from 0.65% to 0.60% of the Fund’s average daily net assets. In addition the expense caps of the Fund’s Class A, Class C and Select Class Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.15%
Class C	1.65%
Select Class	0.90%

JPMorgan Growth Advantage Fund

The expense caps of the Fund’s Class A, Class C, Select Class, Class R5 and Class R6 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.24%
Class C	1.74%
Select Class	0.99%
Class R5	0.85%
Class R6	0.75%

JPMorgan Market Expansion Enhanced Index Fund

The expense caps of the Fund’s Class A, Class C, Select Class and Class R2 Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	0.60%
Class C	1.10%
Select Class	0.35%
Class R2	0.83%

JPMorgan Value Advantage Fund

The expense caps of the Fund’s Class A, Class C and Select Class Shares will be decreased to the following levels:

Share Class	New Contractual Expense Cap
Class A	1.24%
Class C	1.74%
Select Class	0.99%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE